Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 – PROPERTY AND EQUIPMENT, NET

	December 31,
	2020	2019
Computers	10	10
Furniture and office equipment	12	12
Leasehold improvements	15	15
	37	37
Less - accumulated depreciation	(25)	(20)
Total property and equipment, net	12	17

In the years ended December 31, 2020 and 2019, depreciation was US$ 5 and US$ 2 respectively.